Income Taxes - Uncertain Tax Positions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Accrued interest and penalties for unrecognized tax benefits	$ 0	$ 0
Possible change in the amount of existing unrecognized tax benefits	$ 0